TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE	TRADE ACCOUNTS RECEIVABLE
a)Accounting policy
These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided and goods sold in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Vivo Tech” product) and credit rights of the Vivo Money FIDC.
The Company measures the provision for estimated impairment losses in an amount equal to the loss of credit expected for a lifetime.
b)Critical estimates and judgments
In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and bearable information that is relevant and available. This includes quantitative and qualitative information and analysis, based on the Company's historical experience, credit assessment and considering forward-looking information. Although the Company believes that the assumptions used are reasonable, the results may be different.
c)Breakdown

	12.31.2023	12.31.2022
Services and goods(1)	10,996,158	10,411,091
Interconnection amounts(1)/(2)	683,876	824,960
Vivo Money FIDC	358,000	182,805
Amounts from related parties (Note 29)(1)	68,924	67,669
Gross accounts receivable	12,106,958	11,486,525
Estimated impairment losses	(2,437,845)	(2,396,382)
Net accounts receivable	9,669,113	9,090,143

Current	9,318,077	8,691,114
Non-current	351,036	399,029

(1)The consolidated include R$2,551,270 and R$2,339,241 to be billed to customers on December 31, 2023 and 2022, respectively. It also includes the amounts of contractual assets (Note 25.a), shown in item d), of this note.
(2)Refer to billed amounts from other telecommunications operators.
Balances of non-current trade accounts receivable include:

	12.31.2023	12.31.2022
B2B merchandise resale portion – 24 months	207,405	235,368
Vivo TECH product(1)	424,404	443,761
Nominal amount receivable	631,809	679,129
Deferred financial income	(73,696)	(88,610)
Present value of accounts receivable	558,113	590,519
Estimated impairment losses	(207,077)	(191,490)
Net amount receivable	351,036	399,029

(1)The maturity schedule of the nominal amounts and the present value of the Vivo TECH product does not exceed five years.
On December 31, 2023, and 2022, no customer represented more than 10% of trade accounts receivable, net.
The following are amounts receivable, by maturity:

	12.31.2023	12.31.2022
Falling due	7,887,693	7,575,318
Overdue – 1 to 30 days	1,134,381	876,229
Overdue – 31 to 60 days	270,926	189,164
Overdue – 61 to 90 days	140,426	139,827
Overdue – 91 to 120 days	138,234	121,984
Overdue – over 120 days	97,453	187,621
Total	9,669,113	9,090,143
a)Changes in contractual assets

	Contract assets, gross	Provision for losses	Contract assets, net
Balance on December 31, 2021	178,601	(31,491)	147,110
Additions	342,688	—	342,688
Write-offs	(390,046)	4,940	(385,106)
Balance on December 31, 2022	131,243	(26,551)	104,692
Additions	254,379	—	254,379
Write-offs	(267,826)	1,861	(265,965)
Balance on December 31, 2023	117,796	(24,690)	93,106
b)Changes in estimated losses for impairment

Balance on December 31, 2021	(2,171,336)
Supplement to estimated losses, net of reversal (Note 26)	(1,315,614)
Write-off	1,126,600
Business combination – Garliava (note 1.c.3)	(36,032)
Balance on December 31, 2022	(2,396,382)
Supplement to estimated losses, net of reversal (Note 26)	(1,362,678)
Write-off	1,321,215
Balance on December 31, 2023	(2,437,845)